Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions		Jul. 31, 2026	Oct. 31, 2025
Disclosure of credit risk exposure [line items]
Amortized cost		$ 289,998	$ 241,789
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade		287,851	239,375
Non-investment grade		871	790
Impaired		122	134
Carrying amount of securities measured at FVOCI subject to impairment		288,844	240,299
Items not subject to impairment	[1]	1,659	1,496
Carrying amount of securities measured at FVOCI		290,503	241,795
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade		102,154	99,673
Non-investment grade		1,312	1,267
Amount before allowance for credit losses		103,466	100,940
Allowance for credit losses		17	14
Amortized cost		103,449	100,926
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade		287,851	239,375
Non-investment grade		867	786
Impaired		0
Carrying amount of securities measured at FVOCI subject to impairment		288,718	240,161
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade		102,154	99,673
Non-investment grade		1,197	1,098
Amount before allowance for credit losses		103,351	100,771
Allowance for credit losses		12	8
Amortized cost		103,339	100,763
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade		0
Non-investment grade		4	4
Impaired		0
Carrying amount of securities measured at FVOCI subject to impairment		4	4
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade		0
Non-investment grade		115	169
Amount before allowance for credit losses		115	169
Allowance for credit losses		5	6
Amortized cost		110	163
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade		0
Non-investment grade		0
Impaired	[2]	122	134
Carrying amount of securities measured at FVOCI subject to impairment	[2]	122	$ 134
Impaired Stage three [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade		0
Non-investment grade		0
Amount before allowance for credit losses		0
Allowance for credit losses		0
Amortized cost		$ 0

[1]	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.
[2]	Reflects $0 million of purchased credit-impaired securities (October 31, 2025 – $134 million).